Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment reporting
Schedule of adjusted EBITA and a reconciliation from the segment Adjusted EBITA to total consolidated loss from operations

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB
Revenues:
China Mobility	160,520,747	125,930,620	175,033,586
International	3,622,366	5,863,123	7,842,151
Other Initiatives	9,684,269	8,997,940	9,504,181
Total segment revenues	173,827,382	140,791,683	192,379,918
Adjusted EBITA:
China Mobility	6,129,122	(1,449,926)	5,308,384
International	(5,787,976)	(4,024,455)	(2,322,782)
Other Initiatives	(19,514,226)	(7,294,752)	(5,148,255)
Total Adjusted EBITA	(19,173,080)	(12,769,133)	(2,162,653)
Share‑based compensation expenses	(24,654,583)	(3,424,049)	(2,575,340)
Amortization of intangible assets(i)	(1,824,762)	(1,631,280)	(1,003,282)
Impairment of goodwill and intangible assets acquired from business combination (Note 14)	(2,789,321)	—	—
Total consolidated loss from operations	(48,441,746)	(17,824,462)	(5,741,275)
(i)	Amortization expenses in connection with business combinations were RMB1,799,508, RMB1,561,239 and RMB948,384 for the years ended December 31, 2021, 2022 and 2023, respectively.

Schedule of total depreciation expenses of property and equipment by segment

	For the Year Ended December 31
	2021	2022	2023
	RMB	RMB	RMB

China Mobility	306,382	360,612	371,022
International	124,633	92,903	73,716
Other Initiatives	3,789,506	3,058,310	2,800,631
Total depreciation of property and equipment	4,220,521	3,511,825	3,245,369